West Auriga (Summary of Acquisition Transaction) (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 21, 2014	Dec. 31, 2015	Dec. 31, 2014
Consideration
Cash		$ 1,796.2
Working capital adjustments		(2.2)
Adjusted purchase price		1,794.0
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Goodwill		$ 3.2	$ 3.2
West Auriga
Consideration
Cash	$ 696.9
Discount note issued	100.0
Working capital adjustments	(330.4)
Adjusted purchase price	466.5
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	463.6
Goodwill	2.9
Total	$ 466.5